Schedule of Maturities of Undiscounted Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2017
Leases [Abstract]
Year ending March 31, 2020 (remainder)	$ 70,462
Year ending March 31, 2021	55,238	$ 71,021
Total Minimum Lease Payments	125,700	$ 188,699
Less: Imputed interest	(6,455)
Total lease obligations	$ 119,245